TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 48,348	$ 43,437
Research and development expenses	4,878	5,398
Accruals and reserves	2,574	2,088
Issuance costs	0	914
Share-based compensation	4,396	4,318
Operating lease liability	1,968	2,115
Other deferred assets	1,083	805
Gross deferred tax assets	63,247	59,075
Valuation allowance	(55,758)	(51,164)
Total deferred tax assets	7,489	7,911
Deferred tax liabilities:
Deferred contract costs	(10,989)	(13,313)
Operating lease ROU asset	(1,760)	(1,667)
Other deferred tax liabilities	(299)	(261)
Gross deferred tax liabilities	(13,048)	(15,241)
Net deferred taxes	$ (5,559)	$ (7,330)